Note 10 - Derivatives and Fair Value Disclosures (Details) - Financial Instruments (USD $)	Sep. 30, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Interest Rate Swap Agreements	$ 370,702	$ 539,904
Interest Rate Swap Agreements	3,240,319	5,409,337
Total derivatives not designated as hedging instruments	3,611,021	5,949,241
Total derivatives	3,611,021	5,949,241
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Interest Rate Swap Agreements	370,702	539,904
Interest Rate Swap Agreements	3,240,319	5,409,337
Total derivatives not designated as hedging instruments	3,611,021	5,949,241
Total derivatives	$ 3,611,021	$ 5,949,241